Other Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2024
Other Intangible Asset [Abstract]
Schedule of Other Intangible Asset
	Software	Patent	License	Total
	RMB	RMB	RMB	RMB

December 31, 2023

Cost at January 1, 2023, net of accumulated amortization	7,080	48,599	28,625	84,304
Additions	5,541	6,000	-	11,541
Amortization provided during the year (note 6)	(2,389)	(6,510)	(1,500)	(10,399)
At December 31, 2023	10,232	48,089	27,125	85,446
At December 31, 2023:
Cost	17,325	93,050	30,000	140,375
Accumulated amortization	(7,093)	(44,961)	(2,875)	(54,929)
Net carrying amount	10,232	48,089	27,125	85,446

December 31, 2024

Cost at January 1, 2024, net of accumulated amortization	10,232	48,089	27,125	85,446
Additions	1,403	-	-	1,403
Amortization provided during the year (note 6)	(2,100)	(7,251)	(1,500)	(10,851)
At December 31, 2024	9,535	40,838	25,625	75,998

At December 31, 2024:
Cost	18,728	93,050	30,000	141,778
Accumulated amortization	(9,193)	(52,212)	(4,375)	(65,780)
Net carrying amount	9,535	40,838	25,625	75,998
Net carrying amount in US$	1,306	5,595	3,511	10,412